Summary of Significant Accounting Policies - Credit loss provision for the current and non-current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets	¥ 70,380,233	$ 9,912,849	¥ 59,149,752
Non-current assets	47,002,969	$ 6,620,229	37,114,173
Expected credit loss provision - current	60,384		50,415
Expected credit loss provision - non-current	53,357		89,641
Trade and notes receivable
Current assets	¥ 4,703,829		¥ 5,157,814
Expected credit loss rate - current	0.98%	0.98%	0.77%
Expected credit loss provision - current	¥ 46,177		¥ 39,644
Amounts due from related parties
Current assets	¥ 1,731,399		¥ 1,387,694
Expected credit loss rate - current	0.51%	0.51%	0.49%
Expected credit loss provision - current	¥ 8,796		¥ 6,738
Prepayments and other current assets
Current assets	¥ 3,440,174		¥ 2,250,441
Expected credit loss rate - current	0.16%	0.16%	0.18%
Expected credit loss provision - current	¥ 5,411		¥ 4,033
Other non-current assets
Non-current assets	¥ 4,936,918		¥ 7,488,200
Expected credit loss rate - non-current	1.08%	1.08%	1.20%
Expected credit loss provision - non-current	¥ 53,357		¥ 89,641